NATURE OF OPERATIONS AND GOING CONCERN	9 Months Ended
May 31, 2020
Nature Of Operations And Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]

1. NATURE OF OPERATIONS AND GOING CONCERN

Platinum Group Metals Ltd. (the "Company") is a British Columbia, Canada, company formed by amalgamation on February 18, 2002. The Company's shares are publicly listed on the Toronto Stock Exchange ("TSX") in Canada and the NYSE American LLC ("NYSE American") in the United States (formerly the NYSE MKT LLC). The Company's address is Suite 838-1100 Melville Street, Vancouver, British Columbia, V6E 4A6.

The Company is an exploration and development company conducting work on mineral properties it has staked or acquired by way of option agreements in the Republic of South Africa.

These financial statements consolidate the accounts of the Company and its subsidiaries. The Company's subsidiaries, associates and joint ventures (collectively with the Company, the "Group") as at May 31, 2020 are as follows:

		Place of incorporation and operation	Percentage ownership and voting power held
Name of subsidiary	Principal activity		May 31, 2020	August 31, 2019

Platinum Group Metals (RSA) (Pty) Ltd.[1]	Exploration	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.1, [2]	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.[3]	Research	Canada	57.69%	57.69%

[1]The Company controls and consolidates Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA"), Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

[2]Effective ownership of Waterberg JV Resources (Pty) Ltd. Is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd ownership portion.

[3]Lion Battery Technologies Inc. ("Lion") is accounted for using the equity method as the Company jointly controls the investee despite having the majority of the shares.

These condensed consolidated interim financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") applicable to a going concern which contemplates that the Company will be able to realize its assets and settle its liabilities in the normal course as they come due for the foreseeable future. In the current nine-month period, the Company generated a net loss of $5.9 million (May 31, 2019 $13.1 million) and used cash in operating activities of $3.4 million (May 31, 2019 $4.0 million). The Company had a working capital deficit of $1.8 million at May 31, 2020. At May 31, 2020, the Company was also indebted $20 million pursuant to the Sprott Loan Facility (as defined below). This debt is due August 14, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount. Additional payments/interest are also due on the convertible debt (which can be paid with shares of the Company). The Company currently has limited financial resources and has no sources of operating income at present.

In March 2020 the World Health Organization declared coronavirus COVID-19 a global pandemic. The contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company's business or ability to raise funds.

The Company's ability to continue operations in the normal course of business will therefore depend upon its ability to secure additional funding by methods that could include debt refinancing, equity financing, the sale of assets and strategic partnerships. Management believes the Company will be able to secure further funding as required although there can be no assurance that these efforts will be successful. Nonetheless, there exist material uncertainties resulting in substantial doubt as to the ability of the Company to continue to meet its obligations as they come due and hence, the appropriateness of the use of accounting standards applicable to a going concern.

These condensed consolidated interim financial statements do not include adjustments or disclosures that may result should the Company not be able to continue as a going concern. If the going concern assumption were not appropriate for these consolidated financial statements, then adjustments would be required to the carrying value of assets and liabilities, the expenses, the reported comprehensive loss and balance sheet classifications used that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. These adjustments could be material.